Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 322,921	$ 79,272	[1]	$ 16,034	[1]
Value-based care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	220,852	26,038		0
Software licensing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	60,052	24,603		2,002
Clinical services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 42,017	$ 28,631		$ 14,032

[1]	Restated to reflect reclassification of certain expense items described in Note 2.